VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—57.4%
Angola —4.4%
Republic of Angola 144A 9.125%, 11/26/49(2)	$ 4,033	$ 3,418
Republic of Angola Via Avenir II B.V.
(6 month LIBOR + 4.500%) RegS 9.687%, 12/7/23(3)(4)(5)	890	890
(6 month LIBOR + 7.500%) RegS 12.638%, 7/3/23(3)(4)(5)	10,346	10,450
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	5,252	5,015
		19,773

Argentina—1.5%
Provincia De Buenos Aires RegS 5.250%, 9/1/37(4)(5)	5,515	2,096
Republic of Argentina
1.000%, 7/9/29	865	268
0.500%, 7/9/30(5)	1,041	337
1.500%, 7/9/35(5)	14,454	4,112
		6,813

Azerbaijan—0.2%
Republic of Azerbaijan RegS 3.500%, 9/1/32(4)	1,056	888
Brazil—2.7%
Federative Republic of Brazil
3.875%, 6/12/30	2,848	2,451
5.000%, 1/27/45	1,987	1,523
5.625%, 2/21/47	61	50
4.750%, 1/14/50	11,296	8,100
		12,124

Chile—0.9%
Republic of Chile
3.100%, 5/7/41	1,040	755
3.500%, 1/25/50	1,562	1,123
3.250%, 9/21/71	3,414	2,093
		3,971

Colombia—3.0%
Republic of Colombia
3.000%, 1/30/30	1,141	856
3.125%, 4/15/31	1,855	1,342
8.000%, 4/20/33	2	2
6.125%, 1/18/41	4,215	3,290
4.125%, 2/22/42	158	97
5.000%, 6/15/45	4,208	2,762
5.200%, 5/15/49	5,696	3,766
3.875%, 2/15/61	2,401	1,300
		13,415

Dominican Republic—2.9%
Dominican Republic
144A 4.875%, 9/23/32(2)	1,999	1,670
	Par Value(1)	Value

Dominican Republic—continued
144A 6.000%, 2/22/33(2)	$ 495	$ 448
RegS 4.875%, 9/23/32(4)	1,239	1,035
RegS 5.300%, 1/21/41(4)	7,105	5,541
RegS 7.450%, 4/30/44(4)	2,218	2,124
RegS 6.500%, 2/15/48(4)	429	363
RegS 6.400%, 6/5/49(4)	1,813	1,503
RegS 5.875%, 1/30/60(4)	543	405
		13,089

Ecuador—2.4%
Republic of Ecuador
144A 0.000%, 7/31/30(2)	4,037	1,242
144A 2.500%, 7/31/35(2)(5)	18,603	6,497
144A 1.500%, 7/31/40(2)(5)	3,921	1,216
RegS 2.500%, 7/31/35(4)(5)	1,928	674
RegS 1.500%, 7/31/40(4)(5)	4,132	1,282
		10,911

Egypt—2.5%
Arab Republic of Egypt
144A 6.375%, 4/11/31(2)	5,204EUR	3,688
144A 7.053%, 1/15/32(2)	1,455	1,015
144A 7.300%, 9/30/33(2)	365	246
144A 8.875%, 5/29/50(2)	4,087	2,616
RegS 5.750%, 5/29/24(4)	2,540	2,400
RegS 4.750%, 4/16/26(4)	1,539EUR	1,319
		11,284

El Salvador—0.4%
Republic of El Salvador
RegS 8.625%, 2/28/29(4)	2,049	1,020
RegS 9.500%, 7/15/52(4)	1,671	842
		1,862

Ethiopia—0.1%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)	793	539
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Gabon—0.3%
Republic of Gabon
144A 7.000%, 11/24/31(2)	$ 1,208	$ 978
RegS 6.625%, 2/6/31(4)	401	325
		1,303

Ghana—0.6%
Republic of Ghana
144A 10.750%, 10/14/30(2)	1,001	713
RegS 10.750%, 10/14/30(4)	2,842	2,025
		2,738

Guatemala—0.7%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	1,039	851
144A 4.650%, 10/7/41(2)	1,697	1,368
RegS 4.900%, 6/1/30(4)	987	923
		3,142

Honduras—0.0%
Honduras Government RegS 5.625%, 6/24/30(4)	302	240
Hungary—2.3%
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	332	336
144A 2.125%, 9/22/31(2)	1,225	934
144A 6.250%, 9/22/32(2)	931	942
144A 5.500%, 6/16/34(2)	471	450
144A 6.750%, 9/25/52(2)	3,416	3,501
RegS 4.250%, 6/16/31(4)	1,065EUR	1,024
RegS 1.750%, 6/5/35(4)	2,371EUR	1,696
RegS 1.500%, 11/17/50(4)	1,207EUR	632
RegS 3.125%, 9/21/51(4)	1,850	1,124
		10,639

Indonesia—1.8%
Republic of Indonesia
4.850%, 1/11/33	2,737	2,683
4.300%, 3/31/52	1,048	888
144A 5.250%, 1/8/47(2)	439	427
RegS 6.750%, 1/15/44(4)	927	1,050
	Par Value(1)	Value

Indonesia—continued
RegS 5.125%, 1/15/45(4)	$ 3,421	$ 3,319
		8,367

Ivory Coast—0.5%
Ivory Coast Government International Bond
144A 6.625%, 3/22/48(2)	1,055EUR	773
RegS 4.875%, 1/30/32(4)	1,038EUR	834
RegS 6.625%, 3/22/48(4)	1,000EUR	733
		2,340

Jordan—0.3%
Kingdom of Jordan RegS 7.375%, 10/10/47(4)	1,394	1,219
Kazakhstan—0.3%
Republic of Kazakhstan RegS 1.500%, 9/30/34(4)	1,582EUR	1,206
Kenya—1.1%
Republic of Kenya
RegS 6.875%, 6/24/24(4)	975	907
144A 6.875%, 6/24/24(2)	2,678	2,490
144A 8.000%, 5/22/32(2)	1,410	1,204
RegS 7.250%, 2/28/28(4)	471	407
		5,008

Lebanon—1.1%
Lebanese Republic
6.375%, 3/9/20(6)	2,089	143
6.150%, 6/19/20(6)	7,173	490
6.250%, 5/27/22(6)	6,726	459
6.400%, 5/26/23(6)	1,368	93
6.850%, 5/25/29(6)	5,626	375
8.200%, 5/17/33(6)	9,360	631
RegS 5.800%, 4/14/20(4)(6)	1,612	110
RegS 8.250%, 4/12/21(4)(6)	19,481	1,319
RegS 6.100%, 10/4/22(4)(6)	3,807	257
RegS 6.000%, 1/27/23(4)(6)	3,105	212
RegS 6.650%, 4/22/24(4)(6)	4,594	314
RegS 6.600%, 11/27/26(4)(6)	4,423	299
RegS 6.850%, 3/23/27(4)(6)	2,417	163
		4,865

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Malaysia—1.4%
1MDB Global Investments RegS 4.400%, 3/9/23(4)	$ 6,400	$ 6,350
Mexico—2.1%
United Mexican States
2.659%, 5/24/31	3,576	2,886
4.875%, 5/19/33	394	366
3.500%, 2/12/34	3,662	2,973
2.250%, 8/12/36	1,839EUR	1,352
5.000%, 4/27/51	708	593
3.771%, 5/24/61	1,794	1,178
		9,348

Mongolia—0.1%
Mongolia Government International Bond 144A 8.650%, 1/19/28(2)	474	481
Mozambique—0.5%
Republic of Mozambique 144A 5.000%, 9/15/31(2)(5)	3,160	2,392
Nigeria—1.9%
Republic of Nigeria
144A 8.375%, 3/24/29(2)	880	741
144A 7.375%, 9/28/33(2)	3,582	2,597
144A 7.696%, 2/23/38(2)	1,838	1,277
144A 8.250%, 9/28/51(2)	1,526	1,053
RegS 8.747%, 1/21/31(4)	2,700	2,228
RegS 7.375%, 9/28/33(4)	1,129	819
		8,715

Oman —1.1%
Oman Government International Bond
144A 6.000%, 8/1/29(2)	2,782	2,777
144A 6.750%, 1/17/48(2)	2,468	2,366
		5,143

Pakistan—0.6%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	4,708	2,084
144A 6.875%, 12/5/27(2)	1,411	621
		2,705

Panama—1.8%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,659	2,186
Republic of Panama
2.252%, 9/29/32	1,623	1,205
	Par Value(1)	Value

Panama—continued
4.500%, 4/1/56	$ 6,604	$ 4,812
		8,203

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	449	404
Philippines—1.8%
Republic of Philippines
5.000%, 7/17/33	4,679	4,627
5.500%, 1/17/48	3,673	3,719
		8,346

Poland—0.9%
Republic of Poland 5.750%, 11/16/32	3,816	3,993
Qatar—1.9%
State of Qatar
144A 4.817%, 3/14/49(2)	6,383	6,058
144A 4.400%, 4/16/50(2)	2,392	2,147
RegS 4.400%, 4/16/50(4)	687	617
		8,822

Romania—2.6%
Romania Government International Bond
144A 6.625%, 2/17/28(2)	1,210	1,234
144A 2.000%, 4/14/33(2)	883EUR	621
144A 3.375%, 2/8/38(2)	4,315EUR	3,115
144A 2.750%, 4/14/41(2)	2,187EUR	1,327
144A 2.875%, 4/13/42(2)	1,969EUR	1,198
144A 3.375%, 1/28/50(2)	1,435EUR	888
RegS 3.624%, 5/26/30(4)	1,110EUR	973
RegS 4.125%, 3/11/39(4)	1,422EUR	1,096
RegS 2.875%, 4/13/42(4)	1,012EUR	615
RegS 5.125%, 6/15/48(4)	668	555
RegS 4.000%, 2/14/51(4)	460	320
		11,942

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(7)	100	5

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Saudi Arabia—4.2%
Saudi Government International Bond
144A 5.500%, 10/25/32(2)	$ 4,053	$ 4,215
144A 2.250%, 2/2/33(2)	2,986	2,366
144A 4.500%, 10/26/46(2)	1,449	1,245
144A 4.625%, 10/4/47(2)	2,277	1,987
144A 5.000%, 4/17/49(2)	1,520	1,397
144A 3.750%, 1/21/55(2)	3,437	2,575
RegS 4.500%, 10/26/46(4)	4,090	3,514
RegS 3.750%, 1/21/55(4)	2,341	1,754
		19,053

Senegal—0.3%
Republic of Senegal 144A 5.375%, 6/8/37(2)	1,758EUR	1,246
South Africa—0.3%
Republic of South Africa 7.300%, 4/20/52	1,640	1,410
Sri Lanka—0.7%
Republic of Sri Lanka
144A 6.750%, 4/18/28(2)(6)	4,561	1,654
RegS 6.350%, 6/28/24(4)(6)	1,194	430
RegS 6.200%, 5/11/27(4)(6)	3,068	1,107
		3,191

Tunisia—1.6%
Tunisian Republic
144A 6.375%, 7/15/26(2)	6,661EUR	4,416
RegS 5.625%, 2/17/24(4)	3,575EUR	2,985
		7,401

Turkey—0.7%
Republic of Turkey 9.875%, 1/15/28	3,100	3,143
Ukraine—0.3%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(6)	437	78
144A 9.750%, 11/1/30(2)(6)	2,206	409
144A 6.876%, 5/21/31(2)(6)	1,198	202
RegS 7.750%, 9/1/28(4)(6)	734	137
	Par Value(1)	Value

Ukraine—continued
RegS 7.750%, 9/1/29(4)(6)	$ 3,258	$ 609
RegS 9.750%, 11/1/30(4)(6)	272	51
		1,486

United Arab Emirates—1.3%
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	9,189	5,822
Venezuela—0.6%
Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)(7)	25,087	2,446
RegS 9.250%, 5/7/28(4)(6)	927	90
		2,536

Zambia—0.6%
Republic of Zambia
5.375%, 9/20/22(6)	5,095	2,161
5.375%, 9/20/22(6)	1,359	577
RegS 8.500%, 4/14/24(4)(6)	509	230
		2,968

Total Foreign Government Securities (Identified Cost $305,950)		260,841

Corporate Bonds and Notes—33.3%
Argentina—0.4%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	717	542
Pampa Energia S.A. 144A 7.500%, 1/24/27(2)	674	615
YPF S.A. 144A 8.750%, 4/4/24(2)	772	750
		1,907

Azerbaijan—0.7%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	1,498	1,528
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	1,574	1,618
		3,146

Brazil—0.9%
Braskem Netherlands Finance B.V. 144A 5.875%, 1/31/50(2)	1,000	758
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(2)	601	502
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	1,086	886
Minerva Luxembourg S.A. 144A 4.375%, 3/18/31(2)	293	228
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	1,069	959

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Brazil—continued
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	$ 862	$ 602
		3,935

Chile—0.5%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	1,207	1,059
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,491	1,411
		2,470

China—0.6%
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(4)	1,970	1,854
Wanda Properties Overseas Ltd. RegS 6.875%, 7/23/23(4)	1,103	1,078
		2,932

Colombia—1.7%
AI Candelaria Spain S.A. RegS 5.750%, 6/15/33(4)	1,746	1,231
Geopark Ltd. 144A 5.500%, 1/17/27(2)	2,815	2,369
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(2)	1,284	1,108
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(2)	1,241	1,014
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	2,767	2,160
		7,882

Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	514	450
Ghana—0.6%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	500	435
Tullow Oil plc RegS 7.000%, 3/1/25(4)	3,271	2,061
		2,496

Guatemala—0.3%
CT Trust 144A 5.125%, 2/3/32(2)	1,836	1,443
India—0.6%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	537	385
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	542	377
Adani Transmission Ltd. 144A 4.000%, 8/3/26(2)	465	388
Greenko Dutch B.V.
144A 3.850%, 3/29/26(2)	304	267
RegS 3.850%, 3/29/26(4)	262	231
Network i2i Ltd. 144A 5.650% (2)(8)	908	862
	Par Value(1)	Value

India—continued
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(2)	$ 637	$ 424
		2,934

Indonesia—2.2%
Freeport Indonesia PT 144A 6.200%, 4/14/52(2)	1,775	1,562
Indonesia Asahan Aluminium Persero PT 144A 5.800%, 5/15/50(2)	3,499	3,061
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	2,235	1,782
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	1,879	1,816
Perusahaan Listrik Negara PT
RegS 5.250%, 10/24/42(4)	808	704
RegS 4.875%, 7/17/49(4)	1,048	835
		9,760

Jamaica—0.2%
Digicel International Finance Ltd.
144A 8.750%, 5/25/24(2)	537	464
144A 8.750%, 5/25/24(2)	374	325
		789

Kazakhstan—2.8%
KazMunayGas National Co. JSC
144A 5.750%, 4/19/47(2)	763	609
144A 6.375%, 10/24/48(2)	10,236	8,573
RegS 3.500%, 4/14/33(4)	985	736
KazTransGas JSC 144A 4.375%, 9/26/27(2)	3,319	2,976
		12,894

Macau—0.3%
Studio City Finance Ltd.
144A 6.000%, 7/15/25(2)	296	267
144A 6.500%, 1/15/28(2)	1,387	1,173
		1,440

Malaysia—0.5%
Petronas Capital Ltd. 144A 4.550%, 4/21/50(2)	2,251	2,032
Mexico—8.4%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(8)	1,419	1,262
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	1,014	707
Comision Federal de Electricidad 144A 4.688%, 5/15/29(2)	2,904	2,589
Petroleos Mexicanos
6.700%, 2/16/32	8,559	6,775
6.500%, 6/2/41	1,655	1,108
7.690%, 1/23/50	3,429	2,409
6.950%, 1/28/60	6,416	4,111
144A 10.000%, 2/7/33(2)	281	269

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	$ 22,558	$ 18,892
		38,122

Nigeria—0.8%
Africa Finance Corp. 144A 2.875%, 4/28/28(2)	3,136	2,595
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	958	855
		3,450

Panama—0.3%
AES Panama Generation Holdings Srl 144A 4.375%, 5/31/30(2)	1,480	1,293
Peru—2.0%
Kallpa Generacion S.A. 144A 4.875%, 5/24/26(2)	1,461	1,393
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)	1,683	1,374
Petroleos del Peru S.A.
144A 5.625%, 6/19/47(2)	2,226	1,480
RegS 5.625%, 6/19/47(4)	7,007	4,657
		8,904

Saudi Arabia—1.7%
Gaci First Investment Co. RegS 5.250%, 10/13/32(4)	6,182	6,167
Saudi Arabian Oil Co. 144A 3.500%, 4/16/29(2)	1,653	1,507
		7,674

Singapore—0.1%
LMIRT Capital Pte Ltd. RegS 7.250%, 6/19/24(4)	790	553
South Africa—2.6%
Eskom Holdings SOC Ltd.
144A 6.750%, 8/6/23(2)	450	445
144A 7.125%, 2/11/25(2)	5,876	5,771
144A 8.450%, 8/10/28(2)	2,165	2,119
RegS 7.125%, 2/11/25(4)	200	196
RegS 6.350%, 8/10/28(4)	2,161	2,022
Prosus N.V. 144A 3.061%, 7/13/31(2)	1,232	940
Transnet SOC Ltd. 144A 8.250%, 2/6/28(2)	340	341
		11,834

Tanzania—0.3%
HTA Group Ltd. 144A 7.000%, 12/18/25(2)	1,567	1,481
Thailand—0.3%
GC Treasury Center Co. Ltd. 144A 4.300%, 3/18/51(2)	1,935	1,391
	Par Value(1)	Value

Turkey—0.2%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	$ 1,165	$ 953
Ukraine—0.3%
NAK Naftogaz Ukraine via Kondor Finance plc 144A 7.625%, 11/8/26(2)(3)(9)	3,297	626
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(9)	3,633	609
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	175	101
		1,336

United Arab Emirates—1.5%
DAE Funding LLC 144A 3.375%, 3/20/28(2)	612	545
DP World plc
144A 6.850%, 7/2/37(2)	511	566
144A 4.700%, 9/30/49(2)	1,408	1,207
RegS 4.700%, 9/30/49(4)	500	429
DP World Salaam RegS 6.000% (4)(8)	4,145	4,119
		6,866

Uzbekistan—0.9%
Uzauto Motors AJ
144A 4.850%, 5/4/26(2)	4,244	3,671
RegS 4.850%, 5/4/26(4)	697	603
		4,274

Venezuela—0.8%
Petroleos de Venezuela S.A.
RegS 6.000%, 5/16/24(4)(9)	60,490	2,722
RegS 6.000%, 11/15/26(4)(9)	3,307	149
RegS 5.375%, 4/12/27(4)(9)	600	27
RegS 9.750%, 5/17/35(4)(9)	11,517	576
		3,474

Vietnam—0.4%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	1,906	1,620
Zambia—0.3%
First Quantum Minerals Ltd. 144A 6.875%, 10/15/27(2)	1,444	1,351
Total Corporate Bonds and Notes (Identified Cost $196,373)		151,086

	Shares
Common Stocks—0.0%
Indonesia—0.0%
Bakrie & Brothers Tbk PT(10)	12,692,148	55
Total Common Stocks (Identified Cost $—)		55

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Shares	Value

Affiliated Mutual Funds—2.3%
Fixed Income Funds—2.3%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(11)(12)	581,080	$ 4,457
Virtus Stone Harbor Local Markets Fund Class I(10)(11)(12)	788,382	5,850
Total Affiliated Mutual Funds (Identified Cost $11,005)		10,307

	Par Value(1)
Credit Linked Notes—1.1%
Iraq—1.1%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(7)	323,859JPY	2,108
(Counterparty: BOA) 3.154%, 1/1/28(5)(7)	147,636JPY	959
(Counterparty: BOA) 3.227%, 1/6/28(5)(7)	318,005JPY	2,069
Total Credit Linked Notes (Identified Cost $7,459)		5,136

Total Long-Term Investments—94.1% (Identified Cost $520,787)		427,425

	Shares
Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(12)	13,836,666	13,837
Total Short-Term Investment (Identified Cost $13,837)		13,837

TOTAL INVESTMENTS—97.2% (Identified Cost $534,624)		$441,262
Other assets and liabilities, net—2.8%		12,800
NET ASSETS—100.0%		$454,062

Abbreviations:
CDS	Credit Default Swap
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $178,256 or 39.3% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of February 28, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default; no interest payments are being received.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Non-income producing.
(11)	Affiliated investment.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BCLY	Barclays
BOA	Bank of America
CITI	Citibank
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	11%
Saudi Arabia	8
United States	6
Colombia	5
Indonesia	5
Angola	4
Brazil	3
Other	58
Total	100%
† % of total investments as of February 28, 2023.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of February 28, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	1,561	USD	1,702	CITI	04/28/23	$—	$(44)
EUR	3,896	USD	4,210	JPM	04/28/23	—	(75)
USD	40,146	EUR	36,761	JPM	04/28/23	1,129	—
Total						$1,129	$(119)

Over-the-counter credit default swaps - sell protection(1) outstanding as of February 28, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Turkey CDS	Quarterly	BCLY	1.000%	06/20/27	$21,502	$(3,290)	$(4,349)	$1,059	$—
Total						$(3,290)	$(4,349)	$1,059	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$151,086	$—	$151,086	$—
Foreign Government Securities	260,841	—	258,390	2,451
Credit Linked Notes	5,136	—	—	5,136
Equity Securities:
Common Stocks	55	55	—	—
Affiliated Mutual Funds	10,307	10,307	—	—
Money Market Mutual Fund	13,837	13,837	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	1,129	—	1,129	—
Total Assets	442,391	24,199	410,605	7,587
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(119)	—	(119)	—
Over-the-Counter Credit Default Swap	(3,290)	—	(3,290)	—
Total Liabilities	(3,409)	—	(3,409)	—
Total Investments	$438,982	$24,199	$407,196	$7,587
Securities held by the Fund with an end of period value of $2,446 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $55 were transferred from Level 3 to Level 1 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2022:	$ 7,752	$ —(a)	$ 6,438	$ 1,314
Accrued discount/(premium)	103	—	97	6
Net realized gain (loss)	(5,275)	4	(309)	(4,970)
Net change in unrealized appreciation (depreciation)(c)	6,667	55	85	6,527
Purchases	—(b)	—(b)	—	—
Sales(d)	(4,051)	(4)	(1,175)	(2,872)
Transfers into Level 3(e)	2,446	—	—	2,446
Transfers from Level 3(e)	(55)	(55)	—	—
Balance as of February 28, 2023	$ 7,587	$ —	$ 5,136	$ 2,451
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, was $6,667.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of February 28, 2023 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate  collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.